Subsequent Events	6 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 27 – SUBSEQUENT EVENTS

On January 9, 2024, the Compensation Committee of the Board of Directors of the Company granted a stock award of 340,000 ordinary shares of the Company to Mr. Wenshan Xie, Chief Executive Officer of the Company, pursuant to the Company’s 2023 Share Incentive Plans.  50% of the shares vested immediately on the grant date and the remaining 50% of the shares shall vest on six months anniversary of the grant date. Mr. Wenshan Xie also entered into a Stock Award Agreement with the Company on January 9, 2024.

On January 11, 2024, the Company entered into a Securities Purchase Agreement with certain purchasers, pursuant to which the Company agreed to sell to the purchasers in a private placement 20,000,000 ordinary shares of the Company, at a purchase price of $0.68 per share for an aggregate price of $13,600,000. The private placement will be completed pursuant to the exemption from registration provided by Regulation S promulgated under the Securities Act of 1933, as amended.

On March 21, 2024, the Company entered into a Securities Purchase Agreement with certain purchasers. Pursuant to the purchase agreement, the Company will sell to the purchasers in a registered direct offering, an aggregate of 10,000,000 ordinary shares of the Company at a price of $1.20 per share, for aggregate gross proceeds to the Company of $12,000,000, before deducting offering expenses.

Reverse stock split

On February 9, 2024, the Company announced the effect of a one-for-five reverse stock split of its ordinary shares approved by the Company’s Extraordinary General Meeting of Shareholders with the market effective on February 14, 2024, such that the par value of each ordinary share is increased from US$0.2 to US$1. As a result of the one-for-five reverse stock split, each five pre-split ordinary shares outstanding were automatically combined and converted to one issued and outstanding ordinary share without any action on the part of the shareholder. No fractional ordinary shares were issued to any shareholders in connection with the reverse stock split.

In accordance with ASC 855-10, the Company has analyzed its operations subsequent to December 31, 2023 to the date these financial statements were issued, and has determined that, it does not have any material subsequent events to disclose in these financial statements.